Loans, allowance for loan losses and credit quality - Impaired loans details (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Recorded investment
Recorded investment, with a specific allowance	SFr 1,751		SFr 1,610
Recorded investment, without specific allowance	553		363
Gross impaired loans	2,304	SFr 2,212	1,973
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,677		1,543
Unpaid principal balance, without specific allowance	553		363
Unpaid principal balance	2,230		1,906
Associated specific allowance	623		650
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	1,219		1,063
Recorded investment, without specific allowance	435		263
Gross impaired loans	1,654		1,326
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,187		1,034
Unpaid principal balance, without specific allowance	435		263
Unpaid principal balance	1,622		1,297
Associated specific allowance	482		480
Real estate
Recorded investment
Recorded investment, with a specific allowance	80		76
Recorded investment, without specific allowance	24		25
Gross impaired loans	104		101
Unpaid principal balance
Unpaid principal balance, with a specific allowance	75		72
Unpaid principal balance, without specific allowance	24		25
Associated specific allowance	10		10
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	978		815
Recorded investment, without specific allowance	396		236
Gross impaired loans	1,374		1,051
Unpaid principal balance
Unpaid principal balance, with a specific allowance	958		796
Unpaid principal balance, without specific allowance	396		236
Associated specific allowance	406		387
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	161		172
Recorded investment, without specific allowance	0		2
Gross impaired loans	161		174
Unpaid principal balance
Unpaid principal balance, with a specific allowance	154		166
Unpaid principal balance, without specific allowance	0		2
Associated specific allowance	66		83
Governments and public institutions
Recorded investment
Recorded investment, without specific allowance	15		0
Gross impaired loans	15
Unpaid principal balance
Unpaid principal balance, without specific allowance	15		0
Consumer
Recorded investment
Recorded investment, with a specific allowance	532		547
Recorded investment, without specific allowance	118		100
Gross impaired loans	650		647
Unpaid principal balance
Unpaid principal balance, with a specific allowance	490		509
Unpaid principal balance, without specific allowance	118		100
Unpaid principal balance	608		609
Associated specific allowance	141		170
Mortgages
Recorded investment
Recorded investment, with a specific allowance	198		209
Recorded investment, without specific allowance	108		72
Gross impaired loans	306		281
Unpaid principal balance
Unpaid principal balance, with a specific allowance	185		196
Unpaid principal balance, without specific allowance	108		71
Associated specific allowance	22		26
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	124		117
Recorded investment, without specific allowance	3		21
Gross impaired loans	127		138
Unpaid principal balance
Unpaid principal balance, with a specific allowance	116		112
Unpaid principal balance, without specific allowance	3		22
Associated specific allowance	8		15
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	210		221
Recorded investment, without specific allowance	7		7
Gross impaired loans	217		228
Unpaid principal balance
Unpaid principal balance, with a specific allowance	189		201
Unpaid principal balance, without specific allowance	7		7
Associated specific allowance	SFr 111		SFr 129